OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Schedule of other current and non-current financial assets

	Balance
	Current		Non-current
Other financial assets	12.31.2021	12.31.2020	12.31.2021	12.31.2020
	ThCh$	ThCh$	ThCh$	ThCh$
Financial assets measured at amortized cost (1)	194,509,044	140,304,853	1,216,865	1,216,865
Financial assets at fair value (2)	961,705	—	281,337,127	150,983,295
Other financial assets measured at amortized cost (3)	—	—	14,078,020	9,813,118
Total	195,470,749	140,304,853	296,632,012	162,013,278
(1)	Financial instrument that does not meet the definition of cash equivalents as defined in Note 2.13.
(2)	Market value of hedging instruments. See details in Note 22.
(3)	Correspond to the rights in the Argentinean company Alimentos de Soya S.A., manufacturing company of “AdeS” products and its distribution rights, which are framed in the purchase of the "AdeS" brand managed by The Coca-Cola Company at the end of 2016.